Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2019
Fair Value Measurements [Abstract]
Liabilities Measured at Fair Value

The recurring fair value measurements of the Company’s liabilities at September 30, 2019 and December 31, 2018 consisted of the following:

	Quoted Prices in
	Active Markets	Significant Other	Significant
	for Identical	Observable Inputs	Unobservable
	Items (Level 1)	(Level 2)	Inputs (Level 3)	Total
September 30, 2019
Assets
Money market funds	$4,282,000	$—	$—	$4,282,000
Total assets	$4,282,000	$—	$—	$4,282,000

December 31, 2018
Assets
Money market funds	$9,430,000	$—	$—	$9,430,000
Total assets	$9,430,000	$—	$—	$9,430,000

Liabilities
Asset acquisition derivative liability	$—	$—	$1,117,000	$1,117,000
Total liabilities	$—	$—	$1,117,000	$1,117,000

Fair Value of Financial Assets and Liabilities Measured on Recurring Basis

The following table sets forth a summary of changes in the fair value of the Company’s liabilities:

Asset
Acquisition
Derivative
Liability
Balance, December 31, 2018	$1,117,000
Changes in estimated fair value	(1,117,000)
Balance, September 30, 2019	$—